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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an semiannual filing for one of its series, Evergreen Diversified Bond Fund, for the year ended May 31, 2005. This one series has a November 30 fiscal year end.

Date of reporting period: May 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Diversified Bond Fund

Evergreen

DIVERSIFIED BOND FUND

Semiannual Report
as of May 31, 2005

Evergreen Investments[SM]
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
33	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Diversified Bond Fund, which covers the six-month period ended May 31, 2005.

Over the past six months, investors in the U.S. fixed income markets experienced an extraordinary period. Moderating economic growth, tighter monetary policy, higher oil prices, reduced credit ratings in the auto sector and declining long-term interest rates were just a few of the challenges that the markets had to confront. Throughout it all, the portfolio managers of Evergreen Diversified Bond Fund employed a defensive, “barbell” strategy with an emphasis on income while attempting to navigate the stormy seas within the fixed income markets. We believe that this commitment to fundamentals will continue to provide our investors with the tools necessary for successful, long-term performance.

Economic growth had begun to moderate towards the end of 2004 and monthly reports were sending mixed signals to investors. For example, solid retail sales would be accompanied by weakness in consumer confidence, often in the same month! While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation in demand, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers were on the path towards more moderate levels of economic growth. At times, the fixed income markets viewed the Fed with suspicion, fearing that monetary policy would ultimately constrain growth, yet we maintained our belief that the Fed’s policy stance would continue to be one of less stimulation, rather than more restriction.

During the periods of volatility within the fixed income markets, monetary policymakers seemingly went out of their way to assuage market angst. Fed Chairman Alan Greenspan was especially transparent in his public statements, yet market interest rates remained quite volatile,

LETTER TO SHAREHOLDERS continued

only to begin a gradual descent for yields in the last few months of the investment period. As the long-end of the Treasury yield curve continued to decline, a debate ensued as to whether it signaled poor times ahead or the market’s belief that inflation was under control. In addition, Chairman Greenspan’s biggest concern appeared to be the fact that despite the Fed’s tighter stance, long-term market yields continued to decline. In testimony to congressional banking committees, he noted that it was a “conundrum” and warned of “complacency” within the fixed income markets. The infamous wordsmith achieved his desired objective for only a short while, though, and long-term yields once again resumed their decline. We believe there are several factors contributing to the latest downward move at the long-end of the curve, including short covering, increased demand for long-duration assets from mortgage portfolios and pension funds, a flight to quality after the credit reductions at GM and Ford, and the global savings glut that has created capital seeking the perceived safety of U.S Treasuries.

In this environment, our portfolio managers for the Diversified Bond Fund used a “barbell” strategy, attempting to maximize returns at both ends of the maturity spectrum. The extent of the yield curve surprised the markets, and our analysts endeavored to identify issues with the best quality available for the portfolio. In addition, the team worked towards increasing current yield for the fund, as the days appear to be numbered for the de-leveraging of Corporate America. Indeed, as the shareholder friendly trends such as leveraged share repurchases gathered momentum, the managers repositioned the portfolio with higher rated names in some of the more regulated sectors, such as financials, which appeared reasonably priced relative to many of the industrial-related issues on the market.

We continue to recommend that investors maintain a diversified fixed income strategy within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

LETTER TO SHAREHOLDERS continued

Important Information About Your Fund

Effective at the close of business on May 20, 2005, Vestaur Securities Fund merged into Class I shares of the Fund. The Fund adopted the performance and accounting history of Vestaur Securities Fund as a result of the merger. Therefore, you will notice some differences in the reporting of historic information for the Fund.

Notification of Investment Strategy Change:

Effective August 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of May 31, 2005

MANAGEMENT TEAM

Douglas Williams, CFA
Customized Fixed Income Team Lead Manager

Richard M. Cryan
High Yield Bond Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1972

	Class A	Class B	Class C	Class I
Class inception date	5/20/2005	5/20/2005	5/20/2005	11/30/1972

Nasdaq symbol	EKDLX	EKDMX	EKDCX	EKDYX

6-month return with sales charge	-2.05%	-2.12%	1.84%	N/A

6-month return w/o sales charge	2.84%	2.82%	2.82%	2.86%

Average annual return*

1-year with sales charge	3.57%	3.69%	7.69%	N/A

1-year w/o sales charge	8.71%	8.69%	8.69%	8.73%

5-year	7.19%	7.94%	8.23%	8.24%

10-year	6.34%	6.86%	6.86%	6.86%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to 5/23/2005 is based on the performance of the fund’s predecessor fund, Vestaur Securities Fund. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I shares do not, and Vestaur Securities Fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Diversified Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Corporate Bond Index (LBCBI), the Merrill Lynch High Yield, Cash-Pay, BB-B Index† (MLHYCPBB-B), the LBCBI/MLHYCPBB-B Blend Index and the Consumer Price Index (CPI).

The LBCBI, the MLHYCPBB-B and the LBCBI/MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of May 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example for Class A, Class B and Class C is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 20, 2005 (commencement of class operations) to May 31, 2005. The actual expense Example for Class I is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005. The hypothetical expense Example for each class is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	Value	5/31/2005	Period

Actual
Class A	$ 1,000.00	$ 1,010.78	$ 0.24*
Class B	$ 1,000.00	$ 1,010.61	$ 0.41*
Class C	$ 1,000.00	$ 1,010.61	$ 0.41*
Class I	$ 1,000.00	$ 1,028.60	$ 4.45**
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.09	$ 4.89**
Class B	$ 1,000.00	$ 1,016.60	$ 8.40**
Class C	$ 1,000.00	$ 1,016.60	$ 8.40**
Class I	$ 1,000.00	$ 1,020.54	$ 4.43**

* For Class A, Class B and Class C shares of the Fund, expenses are equal to the annualized expense ratio of each class (0.97% for Class A, 1.67% for Class B and 1.67% for Class C), multiplied by the average account value over the period since each class’ commencement of operations (May 20, 2005), multiplied by 9 / 365 days.

**For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.97% for Class A, 1.67% for Class B, 1.67% for Class C and 0.88% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
May 31, 2005
CLASS A	(unaudited)[1,2]

Net asset value, beginning of period	$14.83

Income from investment operations
Net investment income (loss)	0.01[3]
Net realized and unrealized gains or losses on investments	0.15

Total from investment operations	0.16

Distributions to shareholders from
Net investment income	(0.02)

Net asset value, end of period	$14.97

Total return[4]	1.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$246,002
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.97%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.09%[5]
Net investment income (loss)	1.77%[5]
Portfolio turnover rate	16%

1 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class A shares of Vestaur Securities Fund did not exist prior to the transaction . As a result, accounting and performance information for Class A shares commenced on May 20, 2005.

2 For the period from May 20, 2005 (commencement of class operations), to May 31, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
May 31, 2005
CLASS B	(unaudited)[1,2]

Net asset value, beginning of period	$14.83

Income from investment operations
Net investment income (loss)	0[3]
Net realized and unrealized gains or losses on investments	0.16

Total from investment operations	0.16

Distributions to shareholders from
Net investment income	(0.02)

Net asset value, end of period	$14.97

Total return[4]	1.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,648
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.79%[5]
Net investment income (loss)	1.07%[5]
Portfolio turnover rate	16%

1 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class B shares of Vestaur Securities Fund did not exist prior to the transaction . As a result, accounting and performance information for Class B shares commenced on May 20, 2005.

2 For the period from May 20, 2005 (commencement of class operations), to May 31, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
May 31, 2005
CLASS C	(unaudited)[1,2]

Net asset value, beginning of period	$14.83

Income from investment operations
Net investment income (loss)	0[3]
Net realized and unrealized gains or losses on investments	0.16

Total from investment operations	0.16

Distributions to shareholders from
Net investment income	(0.02)

Net asset value, end of period	$14.97

Total return[4]	1.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,117
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.79%[5]
Net investment income (loss)	1.07%[5]
Portfolio turnover rate	16%

1 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class C shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class C shares commenced on May 20, 2005.

2 For the period from May 20, 2005 (commencement of class operations), to May 31, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended November 30,
	May 31, 2005
CLASS I	(unaudited)[1]	2004[1]	2003[1]	2002[1,2]	2001[1]	2000[1]

Net asset value, beginning of period	$15.14	$ 15.14	$ 14.27	$14.88	$ 14.50	$ 14.98

Income from investment operations
Net investment income (loss)	0.40[3]	0.93	0.95	1.00	1.10	1.15
Net realized and unrealized gains or losses on investments	(0.02)	0.02	0.91	(0.56)	0.39	(0.51)

Total from investment operations	0.38	0.95	1.86	0.44	1.49	0.64

Distributions to shareholders from
Net investment income	(0.42)	(0.95)	(0.99)	(1.05)	(1.11)	(1.12)
Tax basis return of capital	(0.13)	0	0	0	0	0

Total distributions to shareholders	(0.55)	(0.95)	(0.99)	(1.05)	(1.11)	(1.12)

Net asset value, end of period	$14.97	$ 15.14	$ 15.14	$14.27	$ 14.88	$ 14.50

Total return	2.86%	6.47%	13.43%	3.06%	10.67%	4.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$63,573	$97,235	$97,277	$91,666	$94,577	$91,334
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.88%[4]	0.94%	0.91%	1.01%	0.98%	0.99%
Expenses excluding waivers/reimbursements
and expense reductions	0.90%[4]	0.97%	0.94%	1.01%	0.98%	0.99%
Net investment income (loss)	5.74%[4]	6.10%	6.43%	6.96%	7.43%	7.89%
Portfolio turnover rate	16%	23%	45%	40%	63%	21%

1 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . The financial highlights for the periods prior to May 23, 2005 are those of Vestaur Securities Fund. The per share information has been restated to give effect to this transaction . Total return performance reflects the total return of Vestaur Securities Fund based on its net asset value.

2 As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and accreting discount on its fixed-income securities . The effects of this change for the year ended November 30, 2002 were a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease in the ratio of net investment income to average net assets of 0.25%. The above per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation .

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.3%
FIXED-RATE 0.3%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	$38,907	$41,057
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	576,467	614,788
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	415,861	441,480

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,110,848)		1,097,325

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.6%
FIXED-RATE 0.6%
FHLMC:
6.00%, 01/01/2032	11,220	11,545
6.50%, 09/25/2043	248,828	258,004
7.50%, 09/01/2013 - 08/25/2042	374,171	395,968
9.00%, 12/01/2016	323,774	351,412
9.50%, 12/01/2022	40,201	44,327
FNMA:
9.00%, 02/01/2025 - 09/01/2030	294,451	324,319
10.00%, 09/01/2010 - 04/01/2021	227,195	255,078
GNMA:
8.00%, 03/15/2022 - 08/15/2024	121,898	132,071
8.25%, 05/15/2020	109,566	119,378
8.50%, 09/15/2024 - 01/15/2027	94,033	103,618
9.00%, 12/15/2019 - 03/15/2021	67,916	74,608
9.50%, 09/15/2019	78,026	86,917
10.00%, 01/15/2019 - 03/15/2020	64,506	73,445

Total Agency Mortgage-Backed Pass Through Securities (cost $2,152,944)		2,230,690

AGENCY REPERFORMING MORTGAGE-BACKED
PASS THROUGH SECURITIES 0.2%
FNMA:
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	627,442	669,858
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	208,825	223,586

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $897,234)		893,444

ASSET-BACKED SECURITIES 3.3%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6, 7.18%,
02/25/2018	243,339	242,845
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	781,290	797,552
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, 4.89%, 05/24/2035 144A	3,500,000	3,500,547
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	1,459,498	1,496,139
Railcar Leasing LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	2,500,000	2,732,838
Trapeza CDO LLC, Ser. 2004-7A, Class B1, FRN, 4.71%, 01/25/2035 144A	3,000,000	3,018,030

Total Asset-Backed Securities (cost $11,735,276)		11,787,951

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
FIXED-RATE 0.8%
Commercial Mtge. Pass-Through Certificates, Ser. 2001-ZC1A, Class A, 6.36%,
06/14/2006 144A (h)	$ 2,845,099	$2,894,087

FLOATING-RATE 0.8%
Midland Realty Acceptance Corp., Ser. 1996-C1, Class E, 8.27%, 08/25/2028	2,784,000	2,903,567

Total Commercial Mortgage-Backed Securities (cost $5,765,363)		5,797,654

CORPORATE BONDS 81.9%
CONSUMER DISCRETIONARY 15.1%
Auto Components 0.2%
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014	500,000	418,184
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	450,000	407,250

		825,434

Automobiles 1.5%
Daimler Chrysler Holdings:
7.45%, 03/01/2027	939,000	1,039,023
8.50%, 01/18/2031	2,000,000	2,459,238
FRN, 4.23%, 08/08/2006	2,000,000	2,010,690

		5,508,951

Diversified Consumer Services 0.1%
Service Corp. International, 7.70%, 04/15/2009	250,000	265,313

Hotels, Restaurants & Leisure 2.5%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	200,000	219,500
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	425,000	461,125
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	587,614
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	200,000	197,500
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	435,000	475,238
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	285,000	275,738
McDonald’s Corp., 7.31%, 09/15/2027	4,000,000	4,242,536
MGM MIRAGE, Inc., 5.875%, 02/27/2014	200,000	193,500
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	203,000
Starwood Hotels & Resorts, Inc., 7.375%, 05/01/2007	200,000	209,500
Station Casinos, Inc., 6.50%, 02/01/2014	900,000	915,750
Town Sports International, Inc., 9.625%, 04/15/2011	250,000	257,500
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	950,000	916,750

		9,155,251

Household Durables 3.5%
Centex Corp., 7.875%, 02/01/2011	500,000	570,722
Hovnanian Enterprises, Inc.:
6.50%, 01/15/2014	750,000	753,750
10.50%, 10/01/2007	250,000	277,500
Lennar Corp., FRN, 3.80%, 03/19/2009	4,000,000	4,024,756
M/I Homes, Inc., 6.875%, 04/01/2012 144A	900,000	864,000
Meritage Homes Corp., 6.25%, 03/15/2015 144A	275,000	258,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Pulte Homes, Inc., 7.875%, 08/01/2011	$ 3,950,000	$4,542,741
Technical Olympic USA, Inc., 7.50%, 01/15/2015	650,000	598,000
WCI Communities, Inc., 9.125%, 05/01/2012	660,000	689,700

		12,579,669

Media 6.3%
Cox Communications, Inc., 7.875%, 08/15/2009	4,000,000	4,471,276
CSC Holdings, Inc., 7.625%, 04/01/2011	450,000	479,250
Dex Media West LLC, 5.875%, 11/15/2011	950,000	945,250
Lenfest Communications, Inc., 8.375%, 11/01/2005	1,150,000	1,171,246
LIN TV Corp., 6.50%, 05/15/2013	200,000	195,000
Mediacom LLC, 9.50%, 01/15/2013	1,050,000	1,047,375
MediaNews Group, Inc., 6.375%, 04/01/2014	425,000	401,625
News America Holdings, Inc., 9.50%, 07/15/2024	4,000,000	5,455,420
R.H. Donnelley Corp., 10.875%, 12/15/2012	575,000	668,437
Time Warner, Inc.:
8.375%, 07/15/2033	3,500,000	4,650,545
9.125%, 01/15/2013	2,700,000	3,423,373

		22,908,797

Multi-line Retail 0.3%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	900,000	963,000

Specialty Retail 0.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	650,000	695,500
Group 1 Automotive, Inc., 8.25%, 08/15/2013	900,000	909,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	275,000	286,688

		1,891,188

Textiles, Apparel & Luxury Goods 0.2%
Oxford Industries, Inc., 8.875%, 06/01/2011	250,000	260,000
The Warnaco Group, Inc., 8.875%, 06/15/2013	275,000	301,125

		561,125

CONSUMER STAPLES 3.0%
Beverages 0.3%
Anheuser-Busch Companies, Inc., 6.80%, 01/15/2031	500,000	620,336
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	545,625

		1,165,961

Food & Staples Retailing 2.1%
Albertsons, Inc., 7.45%, 08/01/2029	4,000,000	4,404,748
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	740,000	773,300
Ingles Markets, Inc., 8.875%, 12/01/2011	200,000	202,250
NeighborCare, Inc., 6.875%, 11/15/2013	45,000	46,125
Rite Aid Corp., 8.125%, 05/01/2010	175,000	173,687

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
Roundy’s, Inc., Ser. B, 8.875%, 06/15/2012	$450,000	$465,750
Safeway, Inc., 7.25%, 02/01/2031	1,000,000	1,143,074
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	379,310

		7,588,244

Food Products 0.4%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	450,000	468,000
Chiquita Brands International, Inc., 7.50%, 11/01/2014	265,000	253,075
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	500,000	501,250
8.625%, 12/15/2012	19,000	20,805

		1,243,130

Household Products 0.1%
Church & Dwight Co., Inc., 6.00%, 12/15/2012 144A	450,000	452,250

Personal Products 0.1%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	300,000	315,000

ENERGY 9.0%
Energy Equipment & Services 0.6%
Dresser, Inc., 9.375%, 04/15/2011	1,075,000	1,126,062
Hanover Compressor Co., 9.00%, 06/01/2014	105,000	109,200
Hornbeck Offshore Services, Ser. B, 6.125%, 12/01/2014	450,000	451,125
Offshore Logistics, Inc., 6.125%, 06/15/2013	200,000	188,500
Parker Drilling Co., 9.625%, 10/01/2013	145,000	163,850
Superior Energy Services, Inc. 8.875%, 05/15/2011	250,000	263,750

		2,302,487

Oil, Gas & Consumable Fuels 8.4%
Amerada Hess Corp., 7.30%, 08/15/2031	4,000,000	4,667,224
Atlantic Richfield Co., 10.875%, 07/15/2005	750,000	756,247
Chesapeake Energy Corp., 6.875%, 01/15/2016	635,000	666,750
Exco Resources, Inc., 7.25%, 01/15/2011	605,000	592,900
Ferrellgas Partners LP, 6.75%, 05/01/2014	160,000	149,600
Forest Oil Corp., 7.75%, 05/01/2014	175,000	189,000
Frontier Oil Corp., 6.625%, 10/01/2011	100,000	101,000
Husky Energy, Inc., 6.15%, 06/15/2019	4,000,000	4,320,728
Magellan Midstream Partners LP, 6.45%, 06/01/2014	3,000,000	3,302,892
New Grade Energy, Inc., 10.50%, 08/31/2007 #	3,398,593	3,658,007
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	3,029,789
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,824,283
Plains All American Pipeline LP, 7.75%, 10/15/2012	4,000,000	4,658,136
Plains Exploration & Production Co., 8.75%, 07/01/2012	900,000	985,500
Sunoco, Inc., 9.00%, 11/01/2024	500,000	683,077
The Williams Companies, Inc., 7.125%, 09/01/2011	650,000	698,750

		30,283,883

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS 36.3%
Capital Markets 1.4%
Goldman Sachs Capital I, 6.35%, 02/15/2034	$ 1,100,000	$1,181,254
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	3,500,000	3,829,969

		5,011,223

Commercial Banks 6.5%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,091,250
BT Capital Trust, Ser. B, 7.90%, 01/15/2027	271,000	295,315
Citicorp Lease Trust, Ser.1999-1, Class A2, 8.04%, 12/15/2019 144A	3,500,000	4,305,413
FBOP Corp., 10.00%, 01/15/2009 144A (h)	4,000,000	4,480,000
First Empire Capital Trust I, 8.23%, 02/01/2027 ##	4,300,000	4,762,168
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	524,523
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	500,000	554,222
Huntington National Bank, 4.375%, 01/15/2010	4,000,000	3,996,352
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	1,002,732
Keycorp Capital III, 7.75%, 07/15/2029	1,240,000	1,538,242
TD Banknorth, Inc., 7.625%, 06/15/2011	1,000,000	1,166,149

		23,716,366

Consumer Finance 7.6%
American General Finance Corp., 4.00%, 03/15/2011	2,000,000	1,929,542
Capital One Financial Corp., 6.25%, 11/15/2013	500,000	534,556
Ford Motor Credit Co.:
6.50%, 01/25/2007	2,000,000	2,004,018
7.00%, 10/01/2013	2,000,000	1,865,800
GMAC, 6.875%, 09/15/2011	4,000,000	3,492,640
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	2,000,000	2,180,188
HSBC Finance Corp.:
7.35%, 06/15/2022	2,105,000	2,176,892
7.875%, 03/01/2007	500,000	531,896
MBNA Capital, Ser. A, 8.28%, 12/01/2026	1,750,000	1,872,955
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,450,130
Sprint Capital Corp.:
6.875%, 11/15/2028	500,000	568,963
8.75%, 03/15/2032	3,500,000	4,826,707

		27,434,287

Diversified Financial Services 5.7%
Arch Western Finance LLC, 6.75%, 07/01/2013	200,000	205,000
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,090,554
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	165,000	191,372
GE Capital Corp., 6.75%, 03/15/2032	500,000	614,230
Hutchison Whampoa Financial Services, Ltd., 7.45%, 08/01/2017 144A	4,500,000	5,311,570
National Rural Utilities Cooperative Finance, 7.25%, 03/01/2012	500,000	579,144
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	400,000	449,200
8.625%, 02/01/2022	4,000,000	4,860,000
9.25%, 03/30/2018 144A	600,000	762,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services continued
Prudential Holdings LLC, Ser. C, 8.70%, 12/18/2023 144A	$ 5,000,000	$6,602,185

		20,665,255

Insurance 7.9%
Assurant, Inc., 6.75%, 02/15/2034	4,000,000	4,586,424
Axis Capital Holdings, Ltd., 5.75%, 12/01/2014	4,000,000	4,117,588
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,075,000	1,155,625
Fund American Companies, Inc., 5.875%, 05/15/2013	4,250,000	4,414,220
Markel Corp., 7.35%, 08/15/2034	4,000,000	4,429,300
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	556,997
North Front Passthru Trust, 5.81%, 12/15/2024 144A	4,500,000	4,759,542
RLI Corp., 5.95%, 01/15/2014	4,500,000	4,599,563

		28,619,259

Real Estate 5.7%
Arden Realty LP, REIT, 5.20%, 09/01/2011	4,500,000	4,568,994
CarrAmerica Realty Corp., REIT, 7.125%, 01/15/2012	500,000	555,440
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	130,000	145,763
Colonial Realty, Ltd., REIT, 6.25%, 06/15/2014	500,000	527,881
Health Care Property, Inc., REIT, 6.00%, 03/01/2015	5,000,000	5,281,790
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	675,000	698,625
HRPT Properties Trust, REIT, 6.40%, 02/15/2015	500,000	543,262
iStar Financial, Inc., REIT, 5.15%, 03/01/2012	4,000,000	3,957,732
La Quinta Properties, Inc., 7.00%, 08/15/2012	275,000	282,906
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	55,000	55,138
Pan Pacific Retail Properties, Inc., REIT, 7.95%, 04/15/2011	3,250,000	3,762,473
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	425,000	425,000

		20,805,004

Thrifts & Mortgage Finance 1.5%
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	567,500
Independence Community Bank Corp., 3.75%, 04/01/2014	4,000,000	3,852,084
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	938,148

		5,357,732

HEALTH CARE 2.1%
Health Care Providers & Services 2.1%
CIGNA Corp., 8.30%, 01/15/2033	500,000	653,633
Coventry Health Care, Inc., 6.125%, 01/15/2015	600,000	600,000
Extendicare, Inc.:
6.875%, 05/01/2014	725,000	706,875
9.50%, 07/01/2010	250,000	271,250
HCA, Inc., 6.375%, 01/15/2015	950,000	973,050
Omnicare, Inc., 6.125%, 06/01/2013	125,000	123,438
Triad Hospitals, Inc., 7.00%, 11/15/2013	450,000	457,875
UnitedHealth Group, Inc., 5.00%, 08/15/2014	3,750,000	3,859,815

		7,645,936

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 6.3%
Aerospace & Defense 0.4%
Aviall, Inc., 7.625%, 07/01/2011	$155,000	$162,362
DRS Technologies, Inc., 6.875%, 11/01/2013	700,000	717,500
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	580,232

		1,460,094

Air Freight & Logistics 0.6%
FedEx Corp., 9.65%, 06/15/2012	1,800,000	2,344,318

Airlines 0.4%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 04/02/2021	801,403	790,449
Northwest Airlines, Inc.:
Ser. 1999-2, Class C, 8.30%, 09/01/2010	599,723	463,995
Ser. 2001-1, Class 1C, 7.63%, 04/01/2010	267,187	188,829

		1,443,273

Commercial Services & Supplies 2.7%
Adesa, Inc., 7.625%, 06/15/2012	200,000	200,000
Allied Waste North America, Inc., 6.375%, 04/15/2011	900,000	864,000
Corrections Corporation of America, 6.25%, 03/15/2013 144A	550,000	534,875
Deluxe Corp.:
5.00%, 12/15/2012	2,000,000	1,963,316
5.125%, 10/01/2014	1,000,000	963,310
Geo Group, Inc., 8.25%, 07/15/2013	450,000	435,375
Mobile Mini, Inc., 9.50%, 07/01/2013	250,000	273,750
NationsRent West, Inc., 9.50%, 10/15/2010	425,000	457,938
Oakmont Asset Trust, 4.51%, 12/22/2008 144A	4,000,000	4,006,776

		9,699,340

Machinery 0.7%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	650,000	689,000
Manitowoc Co., Inc., 7.125%, 11/01/2013	200,000	208,000
Navistar International Corp., 6.25%, 03/01/2012 144A	450,000	429,750
Terex Corp., 7.375%, 01/15/2014	430,000	442,900
Toro Co., 7.80%, 06/15/2027	500,000	600,527

		2,370,177

Road & Rail 0.4%
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	850,000	845,750
Union Pacific Corp., 6.625%, 02/01/2029	500,000	577,195

		1,422,945

Trading Companies & Distributors 1.1%
Hughes Supply, Inc., 5.50%, 10/15/2014 144A	4,000,000	4,004,060

INFORMATION TECHNOLOGY 0.3%
IT Services 0.3%
Unisys Corp., 6.875%, 03/15/2010	950,000	935,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 3.7%
Chemicals 1.2%
Equistar Chemicals LP, 10.625%, 05/01/2011	$ 1,100,000	$1,218,250
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	288,000	329,760
11.625%, 10/15/2010	231,000	266,805
Lyondell Chemical Co.:
9.50%, 12/15/2008	395,000	421,662
10.50%, 06/01/2013	450,000	515,813
Millenium America, Inc., 9.25%, 06/15/2008	950,000	1,028,375
Scotts Co., 6.625%, 11/15/2013	700,000	710,500

		4,491,165

Containers & Packaging 0.6%
Jefferson Smurfit Corp., 7.50%, 06/01/2013	200,000	188,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	450,000	456,750
Plastipak Holdings, Inc., 10.75%, 09/01/2011	375,000	411,563
Rock-Tenn Co., 8.20%, 08/15/2011	500,000	505,000
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	542,846

		2,104,159

Metals & Mining 0.8%
Alaska Steel Corp., 7.75%, 06/15/2012	900,000	821,250
Century Aluminum Co., 7.50%, 08/15/2014	450,000	443,250
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	300,000	310,500
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	400,000	444,000
United States Steel Corp., 10.75%, 08/01/2008	924,000	1,048,740

		3,067,740

Paper & Forest Products 1.1%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	730,000	698,975
Bowater, Inc., 6.50%, 06/15/2013	400,000	382,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	450,000	468,000
Georgia Pacific Corp., 8.125%, 05/15/2011	700,000	792,750
International Paper Co., 6.875%, 04/15/2029	790,000	896,155
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	656,237

		3,894,117

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.4%
BellSouth Corp., 4.75%, 11/15/2012	4,000,000	4,017,092
Citizens Communications Co., 6.25%, 01/15/2013	950,000	921,500
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,088,702
Insight Midwest LP, 10.50%, 11/01/2010	575,000	615,250
New York Telephone Co., 6.70%, 11/01/2023	4,000,000	4,196,328
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	415,000	432,637
Telus Corp., 8.00%, 06/01/2011	500,000	583,881
Verizon Communications, Inc., 6.875%, 10/01/2023	400,000	408,302

		12,263,692

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.3%
Cingular Wireless, 8.125%, 05/01/2012	$800,000	$958,426
Nextel Communications, Inc., 5.95%, 03/15/2014	200,000	205,500
Rural Cellular Co., 8.25%, 03/15/2012	35,000	35,963

		1,199,889

UTILITIES 2.4%
Electric Utilities 1.0%
Niagara Mohawk Power Corp., 9.75%, 11/01/2005	2,494,000	2,553,829
Progress Energy, Inc., 6.85%, 04/15/2012	500,000	551,607
Reliant Energy, Inc., 6.75%, 12/15/2014	450,000	430,875

		3,536,311

Independent Power Producers & Energy Traders 0.2%
Black Hills Corp., 6.50%, 05/15/2013	500,000	526,041
NRG Energy, Inc., 8.00%, 12/15/2013 144A	137,000	145,220

		671,261

Multi-Utilities 1.2%
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	560,649
Dominion Resources Capital Trust III, 8.40%, 01/15/2031	3,000,000	3,973,485

		4,534,134

Total Corporate Bonds (cost $287,554,696)		296,707,170

MUNICIPAL OBLIGATIONS 0.2%
HOUSING 0.2%
Virginia HDA RB, Ser. J, 6.75%, 12/01/2021 (cost $538,378)	500,000	544,870

WHOLE LOAN SUBORDINATE COLLATERALIZED
MORTGAGE OBLIGATIONS 0.2%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%,
07/25/2027 (cost $831,279)	809,215	808,858

YANKEE OBLIGATIONS - CORPORATE 14.0%
CONSUMER DISCRETIONARY 0.3%
Hotels, Restaurants & Leisure 0.1%
Intrawest Corp., 7.50%, 10/15/2013	450,000	456,750

Media 0.2%
Rogers Cable, Inc., 5.50%, 03/15/2014	750,000	708,750

CONSUMER STAPLES 1.3%
Beverages 1.2%
Companhia Brasileira De Bebidas, 10.50%, 12/15/2011	3,500,000	4,296,250

Food & Staples Retailing 0.1%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	375,000	366,562

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS 7.3%
Commercial Banks 5.2%
Banco Bradesco SA, 8.75%, 10/24/2013	$750,000	$817,500
Barclays Bank plc, 8.55%, 09/29/2049 144A	4,000,000	4,812,208
Royal Bank of Scotland Group plc:
2.94%, 12/29/2049 FRN	4,000,000	3,517,616
9.12%, 03/31/2049	5,000,000	5,984,205
Standard Chartered plc, 3.625%, 07/29/2049	5,000,000	3,895,750

		19,027,279

Diversified Financial Services 0.6%
Preferred Term Securities, Ltd., FRN, 4.60%, 06/24/2034 144A	2,000,000	2,026,760

Insurance 1.5%
Montpelier Re Holdings, Ltd., 6.125%, 08/15/2013	5,000,000	5,276,095

INDUSTRIALS 0.3%
Industrial Conglomerates 0.3%
Tyco International Group SA:
6.375%, 10/15/2011	500,000	549,338
7.00%, 06/15/2028	500,000	599,118

		1,148,456

INFORMATION TECHNOLOGY 0.1%
Electronic Equipment & Instruments 0.1%
Celestica, Inc., 7.875%, 07/01/2011	210,000	219,450

MATERIALS 0.4%
Containers & Packaging 0.2%
Norampac, Inc., 6.75%, 06/01/2013	650,000	643,500

Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015 144A	865,000	852,025

Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	45,000	41,175

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.9%
British Telecommunications plc, 8.375%, 12/15/2010	750,000	887,396
Deutsche Telekom, 8.50%, 06/15/2010	4,000,000	4,666,780
France Telecom SA, 8.75%, 03/01/2031	1,000,000	1,394,833
Telecom Italia Capital Corp., Ser. B, 5.25%, 11/15/2013	500,000	507,104
Telefonos De Mexico SA, 5.50%, 01/27/2015 144A	3,000,000	2,995,935

		10,452,048

Wireless Telecommunication Services 0.2%
Rogers Wireless, Inc., 6.375%, 03/01/2014	175,000	175,000
Vodafone Group plc, 7.75%, 02/15/2010	700,000	799,224

		974,224

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
UTILITIES 1.2%
Electric Utilities 1.2%
Transalta Corp., 5.75%, 12/15/2013	$ 3,962,591	$4,197,460

Total Yankee Obligations-Corporate (cost $49,535,060)		50,686,784

	Shares	Value

PREFERRED STOCKS 4.1%
FINANCIALS 3.3%
Capital Markets 1.4%
Lehman Brothers, Inc.	200,000	5,043,760

Diversified Financial Services 1.1%
Zurich Regcaps Funding Trust V	4,000	3,903,750

Thrifts & Mortgage Finance 0.8%
Fannie Mae	55,000	3,088,596

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Centaur Funding Corp.	500	678,125

UTILITIES 0.6%
Electric Utilities 0.6%
Southern California Edison	20,000	2,034,376

Total Preferred Stocks (cost $14,489,933)		14,748,607

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 3.09%, 11/10/2005 + ƒ (cost $493,048)	$ 500,000	493,048

Total Investments (cost $375,104,059) 106.5%		385,796,401
Other Assets and Liabilities (6.5%)		(23,455,914)

Net Assets 100.0%		$362,340,487

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
+	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
RB	Revenue Bond
REIT	Real Estate Investment Trust

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
May 31, 2005:
AAA	2.7%
AA	3.0%
A	26.5%
BBB	45.7%
BB	8.9%
B	8.9%
NR	4.3%

100.0%

The following table shows the percent of total bonds by maturity as of May 31, 2005:
Less than 1 year	3.5%
1 to 3 year(s)	4.9%
3 to 5 years	9.9%
5 to 10 years	46.0%
10 to 20 years	11.3%
20 to 30 years	21.7%
30+ years	2.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $375,104,059)	$385,796,401
Principal paydown receivable	1,790
Receivable for Fund shares sold	106,753
Interest receivable	6,990,879
Receivable for securities lending income	558
Prepaid expenses and other assets	199,717

Total assets	393,096,098

Liabilities
Dividends payable	554,736
Payable for securities purchased	3,676,672
Payable for Fund shares redeemed	24,111,858
Payable for daily variation margin on open futures contracts	78,750
Due to custodian bank	2,201,434
Advisory fee payable	2,050
Distribution Plan expenses payable	3,446
Due to other related parties	1,907
Accrued expenses and other liabilities	124,758

Total liabilities	30,755,611

Net assets	$362,340,487

Net assets represented by
Paid-in capital	$362,592,611
Overdistributed net investment income	(2,165,276)
Accumulated net realized losses on investments	(8,608,134)
Net unrealized gains on investments	10,521,286

Total net assets	$362,340,487

Net assets consists of
Class A	$246,002,280
Class B	21,648,430
Class C	31,117,006
Class I	63,572,771

Total net assets	$362,340,487

Shares outstanding (unlimited number of shares authorized)
Class A	16,432,665
Class B	1,446,115
Class C	2,078,971
Class I	4,247,012

Net asset value per share
Class A	$14.97
Class A — Offering price (based on sales charge of 4.75%)	$15.72
Class B	$14.97
Class C	$14.97
Class I	$14.97

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2005 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $273)	$3,376,859
Dividends	19,150
Income from affiliates	5,802

Total investment income	3,401,811

Expenses
Advisory fee	351,036
Distribution Plan expenses
Class A	18,077
Class B	5,294
Class C	7,629
Administrative services fee	9,675
Transfer agent fees	17,800
Trustees’ fees and expenses	33,622
Printing and postage expenses	24,701
Custodian and accounting fees	15,679
Registration and filing fees	917
Professional fees	33,522
Other	7,458

Total expenses	525,410
Less: Expense reductions	(579)
Fee waivers	(21,129)

Net expenses	503,702

Net investment income	2,898,109

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	53,691
Futures contracts	(376,175)

Net realized losses on investments	(322,484)
Net change in unrealized gains or losses on investments	3,327,024

Net realized and unrealized gains or losses on investments	3,004,540

Net increase in net assets resulting from operations	$5,902,649

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2005		Year Ended
	(unaudited) (a)		November 30, 2004 (a)

Operations
Net investment income		$2,898,109		$5,927,000
Net realized gains or losses on
investments		(322,484)		650,032
Net change in unrealized gains or losses
on investments		3,327,024		(519,723)

Net increase in net assets resulting
from operations		5,902,649		6,057,309

Distributions to shareholders from
Net investment income
Class A		(326,102)		0
Class B		(24,973)		0
Class C		(36,015)		0
Class I		(2,889,404)		(6,100,208)
Tax basis return of capital
Class I		(920,323)		0

Total distributions to shareholders		(4,196,817)		(6,100,208)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	30,573	457,294	0	0
Class B	4,807	71,716	0	0
Class C	4,447	66,447	0	0
Class I	6,718	100,518	0	0

		695,975		0

Net asset value of shares issued in
reinvestment of distributions
Class A	21,784	326,102	0	0
Class B	1,668	24,973	0	0
Class C	2,405	36,015	0	0
Class I	3,173	47,509	0	0

		434,599		0

Payment for shares redeemed
Class A	(57,383)	(855,034)	0	0
Class B	(1,301)	(19,411)	0	0
Class C	(13,070)	(194,637)	0	0
Class I	(2,376,390)	(35,495,413)	0	0

		(36,564,495)		0

Net asset value of shares issued in
acquisition
Class A	16,437,691	243,734,394	0	0
Class B	1,440,941	21,365,593	0	0
Class C	2,085,189	30,912,915	0	0
Class I	190,270	2,821,118	0	0

		298,834,020		0

Net increase in net assets resulting from
capital share transactions		263,400,099		0

Total increase (decrease) in net assets		265,105,931		(42,899)
Net assets
Beginning of period		97,234,556		97,277,455

End of period	$ 362,340,487			$97,234,556

Undistributed (overdistributed)
net investment income		$(2,165,276)		$0

(a) Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. The information above for the periods prior to May 23, 2005 is that of Vestaur Securities Fund. The capital share activity for Class I has been restated to give effect to this transaction.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Diversified Bond Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund, a diversified closed-end management investment company, in a tax-free exchange for Class I shares of the Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. As a result, the accounting and performance history of Vestaur Securities Fund has been carried forward in the financial statements herein. In addition, since Class A, Class B and Class C shares of Vestaur Securities Fund did not exist prior to the reorganization, the accounting and performance information of these respective classes of shares of the Fund reflects the commencement of operations on May 20, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

d. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. Prior to May 23, 2005, Vestaur Securities Fund, the accounting and performance survivor, paid EIMC an annual fee of 0.50% of its average monthly net assets plus 2.50% of its investment income.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended May 31, 2005, EIMC waived its advisory fee in the amount of $21,129 which represents 0.04% of the Fund’s average daily net assets on an annualized basis.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the period ended May 31, 2005, EIS received $108 from the sale of Class A shares and $14,049 and $255 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund in a tax-free exchange for Class I shares of the Fund at an exchange ratio of 0.93. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $49,458. The aggregate net assets of the Fund and Vestaur Securities Fund immediately prior to the acquisition were $298,834,020 and $95,236,951, respectively. The aggregate net assets of the Fund immediately after the acquisition were $394,070,971. Vestaur Securities Fund was the accounting and performance survivor in this transaction.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended May 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$620,111	$ 28,567,328	$0	$ 21,468,488

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At May 31, 2005, the Fund had open short futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	May 31, 2005	Loss

July 2005	180 U.S. Treasury	$ 20,216,756	$ 20,387,812	$ 171,056
Notes Futures

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $375,246,262. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,998,556 and $3,448,417, respectively, with a net unrealized appreciation of $10,550,139.

As of November 30, 2004, the Fund had $8,229,814 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$297,773	$1,451,536	$3,049,670	$ 3,430,835

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended May 31, 2005, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended May 31, 2005, the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

ADDITIONAL INFORMATION (unaudited)

On May 20, 2005, Vestaur Securities Fund merged with the Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Prior to the merger, Vestaur Securities Fund paid a distribution of $0.21 per share to its shareholders of record on March 31, 2005, of which $0.188 was from net income and $0.022 was from paid-in capital. In addition, Vestaur Securities Fund paid a distribution of $0.11 per share to its shareholders of record on May 6, 2005, all of which was from paid-in capital. If you were a shareholder of Vestaur Securities Fund at the time of either of these distributions, you will receive in early 2006 a Form 1099-DIV from Vestaur Securities Fund that will inform you of the tax character of these distributions.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564353 rv3 7/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 8/5/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 8/5/2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 8/5/2005